FINANCIAL RISK MANAGEMENT - Disclosure of impact on earnings after tax and equity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	$ (2,710)	$ (1,982)
Senior secured notes [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(2,371)	(1,696)
Cash and cash equivalent [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Cash flow sensitivity for variable-rate instruments	1,602	617
Lease liabilities [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(157)	(61)
Lease related obligations [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	(65)	(83)
Secured equipment loans [Member]
Schedule Of Interest Rate Sensitivity Analysis [Line Items]
Fair value sensitivity for fixed-rate instruments	$ (117)	$ (142)